EQUITY TRANSACTIONS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2013 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares
Class of Stock [Line Items]
Issuance of ordinary shares from exercise of share options, shares		894,760	894,760	2,276,320	2,276,320	5,274,480	5,274,480	22,742,660
Aggregate consideration from shares issued from exercise of stock options		¥ 5,583	$ 858	¥ 12,558		¥ 18,126
Authorized share capital, ordinary shares			1,000,000,000
Minimum [Member]
Class of Stock [Line Items]
Options exercise price per share | $ / shares			$ 0.2		$ 0.2		$ 0.2	$ 0.2
Maximum [Member]
Class of Stock [Line Items]
Options exercise price per share | $ / shares			1.0		1.0		$ 1.0	$ 0.4
Class B Ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, par value per share | $ / shares			$ 0.00005		$ 0.00005
Authorized share capital, ordinary shares			300,000,000		300,000,000
Ordinary shares issued			74,400,299		74,400,299		84,999,159	96,634,529	262,197,451
Class B Ordinary shares [Member] | Ordinary shares [Member]
Class of Stock [Line Items]
Issuance of ordinary shares from exercise of share options, shares		0	0	0	0	0	0
Conversion of ordinary shares, shares converted	231,428,220
Conversion of convertible note, ordinary shares issued									19,230,769
Private placement, ordinary shares issued						0	0		11,538,462
Ordinary shares issued, aggregate consideration | $									$ 15,000
Class A Ordinary shares [Member]
Class of Stock [Line Items]
Number of common shares issued during period		894,760	894,760	2,276,320	2,276,320	5,274,480	5,274,480
Ordinary shares, par value per share | $ / shares			$ 0.00005		$ 0.00005		$ 0.00005	$ 0.00005
Aggregate consideration from shares issued from exercise of stock options | $			$ 831		$ 2,032		$ 2,960	$ 8,107
Number of additional shares issued						63,500,500	63,500,500
Repurchased of ordinary shares, consideration | $			$ 2,999		$ 17,240		$ 1,434
Repurchased of ordinary shares		2,602,000	2,602,000	11,415,320	11,415,320	1,220,000	1,220,000
Authorized share capital, ordinary shares			700,000,000		700,000,000
Ordinary shares issued, aggregate consideration | $							$ 123,391
Ordinary shares issued			333,787,552		335,494,792		334,034,932	254,844,582	66,539,000
Class A Ordinary shares [Member] | Ordinary shares [Member]
Class of Stock [Line Items]
Issuance of ordinary shares from exercise of share options, shares		894,760	894,760	2,276,320	2,276,320	5,274,480	5,274,480	22,742,660
Conversion of ordinary shares, shares converted	66,539,000
Private placement, ordinary shares issued						63,500,500	63,500,500